Balance Sheet Components - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 33,321	$ 19,722
Less: accumulated depreciation	(17,151)	(13,980)
Construction in progress	10,383	981
Total property and equipment, net	26,553	6,723
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	7,317	7,261
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	7,297	6,331
Technology Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3,195	2,912
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	14,708	2,524
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 804	$ 694